Share Capital and Other Components of Equity - Additional information (Detail)				1 Months Ended	12 Months Ended
	Mar. 15, 2024 USD ($) shares	Aug. 18, 2023 USD ($) shares	Jan. 31, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares $ / shares	Dec. 31, 2024 $ / shares	Mar. 15, 2024 $ / shares	Dec. 31, 2023 $ / shares	Aug. 18, 2023 $ / shares
Class of Stock [Line Items]
Preferred stock shares authorized unlimited					Unlimited	Unlimited	Unlimited
Preferred stock par value | $ / shares					$ 0		$ 0	$ 0
Common stock shares authorized unlimited					Unlimited	Unlimited	Unlimited
Common stock par no par value | $ / shares					$ 0		$ 0	$ 0
Stock issued during the period shares exercise of stock options | shares					18,760	18,760	20,600
Stock issued during period value stock options excercised					$ 25,245		$ 30,059
Share based compensation by share based award optinoss exercise din period weighted average exercise price | $ / shares						$ 4.71		$ 2
Share based payments					$ 2,120,887		$ 714,380
Euphraxia Pharma Inc [Member] | Common Class A [Member]
Class of Stock [Line Items]
Equity method investment number of shares owned | shares				4,275
Euphraxia Pharma Inc [Member] | Common Class A [Member] | Outstanding of AMDM Holdings [Member]
Class of Stock [Line Items]
Equity method investment ownership percentage				95.00%
AMDM Holdings [Member] | Euphraxia USA [Member]
Class of Stock [Line Items]
Minority interest held				5.00%
AMDM Holdings [Member] | Euphraxia Pharma Inc [Member]
Class of Stock [Line Items]
Stock shares issued as a percentage of outstanding shares				5.00%
AMDM Holdings [Member] | Euphraxia Pharma Inc [Member] | Chief Scientific Officer [Member] | Class B Non Voting Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares			225
Stock split ratio			2,500
Common stock shares issuable as a result of stock split | shares				562,500
Amended Plan [Member]
Class of Stock [Line Items]
Stock issued during the period shares exercise of stock options | shares					18,760	18,760	20,600
Share based compensation by share based award optinoss exercise din period weighted average exercise price | $ / shares						$ 1.9		$ 2
Percentage of outstanding shares eligible for stock option issuance				18.50%
Amended Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation by share based award aggregate term				10 years
Share based compensation by share based award vesting period				3 years
Share based payments					$ 3,223,464		$ 1,412,257
Share based compensation by share based award options unrecognized compensation					$ 1,291,570
Share based compensation by share based award options unrecognized compensation period for recognition					2 years 1 month 13 days	2 years 1 month 13 days
Amended Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation by share based award vesting percentage				25.00%
Private Placement [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares	8,260,435	3,183,875			8,260,435	8,260,435
Stock issued during the period value new issues	$ 25,026,073	$ 16,445,635			$ 31,705,219		15,886,537
Sale of stock issue price per share | $ / shares										$ 4.1		$ 7
Cash costs of issuing shares	943,435	$ 559,098
Stock issued during the period shares for services | shares		99,061
Stock issued during the period value for services							$ 511,681
Over-Allotment Option [Member]
Class of Stock [Line Items]
Payments for underwriting expenses	$ 1,501,564
Percentage of gross proceeds raised under the Offering	6.00%
Legal fees	$ 309,652
Payments of stock issuance costs	$ 361,466
Excercise Of Warrants [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares					80,243	80,243	2,385,484
Stock issued during the period value new issues					$ 337,816		$ 5,241,811
Class of warrants exercise price per share | $ / shares									$ 5.5		$ 7.15
Transferred from additional paid-in capital to share capital					$ 214,125		733,177
Excercise Of Options [Member]
Class of Stock [Line Items]
Transferred from additional paid-in capital to share capital						$ 15,904	$ 18,776